Other assets - Narrative (Details) $ in Millions	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2020 USD ($)
Subclassifications of assets, liabilities and equities [abstract]
Restricted cash and cash equivalents	$ 13.1	$ 42.0
Restricted cash, major maintenance	$ 3.2
Restricted cash, number of vessels | vessel	4
Restricted cash, current hedge	$ 6.6